Commonwealth Shareholder Services, Inc.
              1500 Forest Avenue, Suite 223
              Richmond, Virginia  23229


                                                November 22, 2000


Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:     The World Funds, Inc.
                  File No. 811-8255

Gentlemen:

         Transmitted herewith is the above-referenced Fund's 24f-2
Notice on Form 24f-2. We have remitted the necessary filing fee to the Commission's lockbox depository in the amount of $28,517.14.

         Please call me at 1-800-527-9525 if you have any questions.

                                   Sincerely,


                                   /s/ Darryl S. Peay
                                   Darryl S. Peay
                                   Assistant Secretary


Enclosures


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         Annual Notice of Securities Sold Pursuant to Rule 24F-2

                        U.S.SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C.  20549


                                      FORM 24F-2
                            Annual Notice of Securities Sold

                              Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

Please print or type.
1.   Name and address of issuer: The World Funds, Inc.
                                 1500 Forest Avenue, Suite 223
                                 Richmond, Virginia  23229


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2.Name of each series or class of securities for which this Form is filed:

         Sand Hill Portfolio Manager Fund
         CSI Equity Fund
         CSI Fixed Income Fund
         The New Market Fund
         Third Millennium Russia Fund
         GenomicsFund.com
         Global e-Fund
         Monument EuroNet Fund


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3.Investment Company Act File Number:  811-8255


  Securities Act File Number:  333-29289

4.(a) Last day of fiscal year for which this notice is filed:

     August 31, 2000

4(b). Check box if this notice is being filed more than 90 days after the close of the issuer's fiscal year.


4(c).  Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                     $135,558,407

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:             $27,538,931
                                                  ----------

     (iii)Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees payable
          to the Commission:                                  $N/A
                                                    ---

    (iv) Total available redemption credits (add Items 5(ii)
          and 5 (iii)                                    -$27,538,931
                                                  ----------

     (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
          (subtract Item 5(iv) from Item 5(i)            $108,019,476

     (vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) (subtract Item 5(iv)
          from Item 5(i)                                      $0.00
                                                              -----

     (vii) Multiplier for determining registration
           fee (see Instructions C-9)                      $.000264

     (viii) Registration fee due (multiply Item
            5(v) by Item 5(vii) (enter "O if
            no fee is due):                               $28,517.14


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6.  Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, the report the amount of securities (number
of shares or other units) deducted here:                     N/A

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here.                                      N/A


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7. Interest due ___ (if this Form is being filed more than 90 days after the end
of the issuer's fiscal year (see Instruction D:             $N/A


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8. Total of the amount of the  registration  fee due plus any interest due (line
5(viii) plus line 7:                                    $28,517.14


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 21, 2000.

          Method of Delivery:
                  X   Wire Transfer
                _____ Mail or other means


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SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Darryl S. Peay
                                    ------------------
                                    Darryl S. Peay, Assistant Secretary




Date  November 22, 2000

  * Please print the name and Title of the signing officer below the signature.


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